Liability For Unpaid Claims, Claim Adjustment Expenses And Other Policyholder Funds	12 Months Ended
Dec. 31, 2011
Liability For Unpaid Claims, Claim Adjustment Expenses And Other Policyholder Funds [Abstract]
Liability For Unpaid Claims, Claim Adjustment Expenses And Other Policyholder Funds

13. LIABILITY FOR UNPAID CLAIMS, CLAIM ADJUSTMENT EXPENSES AND OTHER POLICYHOLDER FUNDS

     The liability for unpaid claims, claim adjustment expenses and other policyholder funds includes liabilities for insurance offered on products such as group long term and short term disability, individual disability, group dental and group vision, and group AD&D. The liability for unpaid claims and claim adjustment expenses is established when a claim is incurred or is estimated to have been incurred but not yet reported to the Company and, as prescribed by GAAP, equals the Company's best estimate of the present value of the liability of future unpaid claims and claim adjustment expenses. This liability is included in future policy benefits and claims in the consolidated balance sheets.

The following table sets forth the change in the liability for unpaid claims and claim adjustment expenses:

	Years ended December 31,

(In millions)	2011	2010	2009

Net balance at beginning of the year:
Balance at beginning of the year, gross of reinsurance	$3,716.3	$3,651.3	$3,609.7
Less: reinsurance recoverable	(110.5)	(106.9)	(114.9)

Net balance at beginning of the year	3,605.8	3,544.4	3,494.8

Incurred related to:
Current year	1,077.1	1,010.3	1,020.5
Prior year's interest	175.9	176.1	174.8
Prior years	(46.5)	(116.3)	(151.2)

Total incurred	1,206.5	1,070.1	1,044.1

Paid related to:
Current year	(347.1)	(323.3)	(315.6)
Prior year	(725.5)	(685.4)	(678.9)

Total paid	(1,072.6)	(1,008.7)	(994.5)

Net balance at end of the year	3,739.7	3,605.8	3,544.4
Plus: reinsurance recoverable	117.3	110.5	106.9

Balance at end of the year, gross of reinsurance	$3,857.0	$3,716.3	$3,651.3

     Classified as future policy benefits and claims, but excluded from the table above are amounts recorded for group and individual life reserves, group and individual annuity reserves, and individual disability active life reserves.

The following table sets forth the reconciliation of amounts above to future policy benefits and claims as presented on the consolidated balance sheets:

	Years ended December 31,

(In millions)	2011	2010	2009

Future policy benefits and claims	$5,683.6	$5,502.3	$5,368.7
Less: Group life reserves	(765.4)	(750.5)	(735.7)
Less: Individual life reserves	(597.2)	(595.8)	(589.3)
Less: Group and individual annuity reserves	(244.2)	(235.0)	(201.5)
Less: Individual disability active life reserves	(219.8)	(204.7)	(190.9)

Liability for unpaid claims and claim adjustment expenses	$3,857.0	$3,716.3	$3,651.3

     The majority of the net liability balances are related to long term disability claims on which interest earned on assets backing the reserves is a key component of reserving and pricing. The year-to-year development of incurred claims related to prior years is therefore broken out into an interest portion and remaining incurred portion.

     The changes in amounts incurred related to prior years are not the result of a significant change in an underlying assumption or method used to determine the estimate. Instead the Company expects these amounts to change over time as a result of the growth in the size of the Company's in force insurance business and the actual claims experience with respect to that business during the time periods captured for claims with an incurred date in years prior to the year of valuation. Interest is also a key component in the year-to-year development of the reserves and therefore the positive changes in amounts incurred related to prior years should not be taken as an indicator of the adequacy or inadequacy of the reserves held. In each of the years captured, there was a decrease in incurred amounts associated with prior years after the effect of interest is taken into account, indicating that in spite of the increase in long term disability claims incidence in 2011, claim experience was favorable when compared to the assumptions used to establish the associated reserves. However, significant changes to assumptions regarding unpaid claims and claims adjustment expenses for prior periods in the group long term disability reserves were not made in 2011, 2010 and 2009 primarily due to the long-term nature of this product and the materiality of other factors including the potential impact of the economic uncertainty in 2011, 2010 and 2009. The

2011 ANNUAL REPORT

Company carefully monitors trends in reserve assumptions and when these trends become credible and are expected to persist, the Company incorporates these factors into its reserves to ensure best estimates are established.

The following table sets forth the composition of other policyholder funds:

	Years ended December 31,

(In millions)	2011	2010

Employer-sponsored defined contribution and benefit plans funds	$1,619.7	$1,526.4
Individual fixed-rate annuity funds	2,248.4	1,978.2
Indexed annuity funds	386.9	395.1
Other	823.1	728.1

Total other policyholder funds	$5,078.1	$4,627.8

     The primary components of other policyholder funds are employer-sponsored defined contribution and benefit plan funds, individual fixed-rate annuity funds and indexed annuity funds. The remaining balance is comprised primarily of premiums on deposits, advanced premiums and experience related liabilities.